Related parties' transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Share-based payment transactions	$ 28,776	$ 18,618	$ 13,119
Short-term benefits	20,861	13,959	12,990
Total compensation paid to key personnel	$ 49,637	$ 32,577	$ 26,109